Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) Income, pre-tax		$ (188)	$ 550	$ 576
Net (loss) Income, tax		98	(149)	(152)
Net (loss) income		(90)	401	424
Unrealized gain on net investment hedge, pre-tax		8	0	0
Unrealized gain on net investment hedge, tax		0	0	0
Unrealized gain on net investment hedge, after-tax		8	0	0
Cumulative translation adjustment, pre-tax		(304)	0	0
Cumulative translation adjustment, tax		0	0	0
Cumulative translation adjustment, after-tax		(304)	0	0
Net loss		(11)	0	0
Net loss, tax		1	0	0
Net loss, after-tax		(10)	0	0
Prior service credit, pre-tax		24	0	0
Prior service credit, tax		(4)	0	0
Prior service credit, after-tax		20	0	0
Effect of foreign exchange rates		33	0	0
Effect of foreign exchange rates, tax		(8)	0	0
Effect of foreign exchange rates, after-tax		25	0	0
Amortization of prior service cost	[1]	4	0	0
Amortization of prior service cost, tax	[1]	0	0	0
Amortization of prior service cost, after tax	[1]	4	0	0
Amortization of loss, pre-tax	[1]	16	0	0
Amortization of loss, tax	[1]	(3)	0	0
Amortization of loss, after tax	[1]	13	0	0
Defined benefit plans, net, pre-tax	[1]	66	0	0
Defined benefit plans, net, tax	[1]	(14)	0	0
Defined benefit plans, net, after-tax	[1]	52	0	0
Other comprehensive loss, pre-tax		(230)	0	0
Other comprehensive loss, tax		(14)	0	0
Other comprehensive loss, after-tax		(244)	0	0
Comprehensive (loss) income, pre-tax		(418)	550	576
Comprehensive (loss) income, tax		84	(149)	(152)
Comprehensive (loss) income, after-tax		(334)	401	424
Comprehensive income attributable to noncontrolling interests, pre-tax		0	1	1
Comprehensive income attributable to noncontrolling interests, tax		0	0	0
Comprehensive income attributable to noncontrolling interests, after-tax		0	1	1
Comprehensive (loss) income attributable to Chemours, pre-tax		(418)	549	575
Comprehensive (loss) income attributable to Chemours, tax		84	(149)	(152)
Comprehensive (loss) income attributable to Chemours, after-tax		$ (334)	$ 400	$ 423

[1]	These other comprehensive income (loss) components are included in the computation of net periodic benefit costs. Refer to Note 21 for further information.